Financial Instruments - Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value (Detail) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair value of derivative financial instruments net	$ 1	$ (68)
Level 2 of fair value hierarchy
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair value of derivative financial instruments	2	(68)
Level 3 of fair value hierarchy
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair value of derivative financial instruments	$ (1)	$ 0